Employee Benefits (Details 4)	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Discount rate - addition of 0.5%	(37.00%)	(29.00%)
Rate of future salary increases - addition of 0.5%	27.00%	40.00%
Rate of employees leaving - addition of 5.0%	(12.00%)	(17.00%)